Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Adjustment to expected income tax expense (recovery):
Income (loss) before income taxes	$ 976,031	$ 2,412,946
Statutory tax rate	26.50%	26.50%
Expected income tax expense (recovery) based on statutory rate	$ 259,000	$ 639,000
Foreign tax rate differences	414,000	928,000
Permanent differences	567,000	441,000
Change in benefit of tax assets not recognized	739,000	688,000
Other	646,113	(181,942)
Income tax expense	$ 2,625,113	$ 2,514,058